12. Income Taxes (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income tax reconciliation
	2015		2014

	Amount	% of Pre-tax Income	Amount	% of Pre-tax Income

Computed “expected” income tax (benefit)	$ (2,600)	(35.0%)	$ (37,500)	(35.0%)
Research and development credits	(11,200)	(153.4)	(1,600)	(1.5)
Other, net	(2,200)	(30.7)	7,400	6.9

Income tax expense (benefit)	$ (16,000)	(219.1%)	$ (31,700)	(29.6%)

Deferred tax assets and liabilities
	2015	2014

Deferred tax assets:
Amortization of intangible assets	$ 183,000	$ 153,300
Research and development credits	24,800	18,600
Various accruals	60,800	75,100
Other	46,100	29,500

	314,700	276,500

Deferred tax liability:
Depreciation of property and amortization of goodwill	(46,000)	(44,300)

Net deferred tax assets	$ 268,700	$ 232,200

Schedule of current and long-term deferred tax assets and liabilities
	2015	2014

Current deferred tax assets	$ 114,200	$ 86,000

Long-term deferred tax assets	200,500	190,500
Long-term deferred tax liabilities	(46,000)	(44,300)

Net long-term deferred tax assets	154,500	146,200

Net deferred tax assets	$ 268,700	$ 232,200